Pursuant to Rule 497 (e)
                                                      Registration No. 33-69760
================================================================================
DELAFIELD FUND, INC.
                                         600 Fifth Avenue, New York, NY 10020
                                         (212) 830-5341
                                         (800) 221-3079 (Toll Free)
================================================================================

                        SUPPLEMENT DATED AUGUST 28, 2009
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2009

The second paragraph under section V. Investment Advisory and Other Services has been deleted and replaced with the following:


The Manager is a direct subsidiary of Natixis Global Asset Management, L.P. ("Natixis US"). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France's second largest banking group. The group includes two autonomous and complementary retail banking networks consisting of the Caisse d'Epargne regional savings banks and the Banque Populaire regional cooperative banks. The registered address of Natixis is 30, avenue Pierre Mendes France, 75013 Paris, France. The registered address of BPCE is 50, avenue Pierre Mendes France, 75013 Paris, France.